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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-00216

Nicholas High Income Fund, Inc.
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  (Exact name of registrant as specified in charter)

700 North Water Street
Milwaukee, Wisconsin 53202
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  (Address of principle executive offices)

Jeffrey T. May, Senior Vice President & Treasurer
700 North Water Street
Milwaukee, Wisconsin 53202
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  (Name and address of agent for service)

Registrant's telephone number, including area code: 414-272-4650

Date of Fiscal year-end: 12/31/2006

Date of reporting period: 07/1/2005 - 06/30/2006

Item 1. Proxy Voting Record

Account Name: Nicholas High Income Fund, Inc.

COINMACH SERVICE CORP

Ticker:       DRY            Security ID:  19259W107

Meeting Date: JUL 27, 2005   Meeting Type: A

Record Date:  JUN 14, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor

1.01  Elect Stephen R. Kerrigan                 For       For        Management

1.02  Elect James N. Chapman                    For       For        Management

1.03  Elect David A. Donnini                    For       For        Management

1.04  Elect Woody M. McGee                      For       For        Management

1.05  Elect Bruce V. Rauner                     For       For        Management

1.06  Elect John R. Scheessele                  For       For        Management

2     Ratify selection of auditors              For       For        Management

3     Approve other business                    For       For        Management

Any ballot marked
'Abstain' is considered to have been voted. Ballots marked 'Abstain' are considered to be have been voted against management's recommendation, regardless of whether the recommendation is 'For' or 'Against,' except where management has made no recommendation or has recommended that shareholders
'Abstain.'

Where management has recommended that shareholders 'Abstain'
from voting on a ballot item: 1) a ballot market 'Abstain' is considered to have been voted for management's recommendation to 'Abstain' and 2) a ballot voted
'For" or 'Against' is considered to have been voted against management's recommendation to 'Abstain.'

Where management has made no recommendation
on a ballot item, the abbreviation "N/A" is used to denote that there is no applicable recommendation compared to which a vote may be 'For' or 'Against' the recommendation of management.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Nicholas High Income Fund, Inc.

    By (Signature and
Title)

/s/ David O. Nicholas

    David O. Nicholas,
Principal Executive Officer

Date

08/29/2006